                                               1933 ACT REGISTRATION NO. 2-97596
                                              1940 ACT REGISTRATION NO. 811-4297

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 47
                                     -AND-
                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 48

                                 VAN ECK FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                 212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

          THADDEUS LESZCZYNSKI, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

             COPY TO: PHILIP NEWMAN, ESQ., GOODWIN PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109
      __________________________________________________________________
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


 [ ]   IMMEDIATELY UPON FILING PURSUANT   [ ]  ON (DATE) PURSUANT TO
       TO PARAGRAPH (B)                         PARAGRAPH (B)

 [ ]   60 DAYS AFTER FILING PURSUANT TO   [ ]  ON (DATE) PURSUANT TO
        PARAGRAPH (A)(1)                        PARAGRAPH (A)(1)

 [X]   75 DAYS AFTER FILING PURSUANT TO   [ ]  ON (DATE) PURSUANT TO
        PARAGRAPH (A)(2)                        PARAGRAPH (A)(2) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

             ____________________________________________________

Registrant hereby declares its intention to register an indefinite amount of shares of beneficial interest, $0.001 par value, of Asia Select Financial Services Portfolio, Asia Select Property Portfolio and Asia Select Utilities Portfolio. Registrant has heretofore declared its intention to register an indefinite number of shares of beneficial interest, $.001 par value, of the Global Emerging Markets Fund, Gold/Resources Fund, U.S. Government Money Fund, International Investors Gold Fund, Global Income Fund, Asia Dynasty Fund, Global Balanced Fund, Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund series, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed on or about February 16, 1996 for all series, except for Asia Select Financial Services Portfolio, Asia Select Property Portfolio, Asia Select Utilities Portfolio and Global Emerging Markets Fund.

                  ___________________________________________

                                 VAN ECK FUNDS


                                   FORM N-1A



CROSS-REFERENCE PAGE                       INCORPORATED BY REFERENCE FROM POST-
                                           EFFECTIVE AMENDMENT NO. 41



PART A: PROSPECTUS                         INCORPORATED BY REFERENCE FROM POST-
                                           EFFECTIVE AMENDMENT NO. 41



PART B: STATEMENT OF ADDITIONAL
        INFORMATION                        INCORPORATED BY REFERENCE FROM POST-
                                           EFFECTIVE AMENDMENT NO. 41

                                    PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

a) Financial Statements included in Prospectus

b) Exhibits (An * denotes inclusion in this filing)

(1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596); Form of First Amendment to Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596). Form of Second Amendment to Master Trust Agreement (incorporated by reference to Pre-Effective Amendment No. 1). Form of Third Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Form of Fourth Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 3). Form of Fifth Amendment to the Master Trust Agreement, adding World Income Fund as a series to the trust (incorporated by reference to Post-Effective Amendment No. 7). Form of Sixth Amendment to Master Trust Agreement, adding International Investors Fund as a series of the Trust and establishing investment limitations therefore, respectively, (incorporated by reference to Post-Effective Amendment No. 17). Form of Seventh Amendment to the Master Trust Agreement, adding Short-Term World Income Fund and International Equities Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 19).


(1)(b) Form of Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 20); Form of Amendment to the Master Trust Agreement changing the name of Short-Term World Income Fund to Short-Term World Income Fund-C and changing the name of International Equities Fund to International Growth Fund (incorporated by reference to Post-Effective Amendment No. 20); Form of Second Amendment to the Amended and Restated Master Trust Agreement adding Asia Dynasty Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 23); Third Amendment to the Amended and Restated Master Trust Agreement adding Global Balanced Fund as a series of the Trust and changing the name of International Investors Fund to International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 29); Fourth Amendment to the Amended and Restated Master Trust Agreement adding Global SmallCap Fund and Asia Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 30); Form of Fifth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Form of Sixth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Seventh Amendment to Amended and Restated Master Trust Agreement adding Global Hard Assets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 36); Eighth Amendment to Amended and Restated Master Trust Agreement adding Gold Opportunity Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 37); Ninth Amendment to the Amended and Restated Master Trust Agreement adding Class B shares to Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund series of the Trust (incorporated by reference to Post-Effective Amendment No. 39).

(1)(c) Tenth Amendment to Amended and Restated Master Trust Agreement adding Asia Select Portfolios and Core International Index Fund.

(1)(d) Eleventh Amendment to Amended and Restated Master Trust Agreement adding Global Emerging Markets Fund as series of the Trust (to be filed by Amendment).

(2) By-laws of Registrant (incorporated by reference to Registration Statement No. 2-97596).

(3)      Not Applicable.

(4)(a) Form of certificate of shares of beneficial interest of the World Trend Fund (incorporated by reference to Pre-Effective Amendment No. 1). Forms of certificates of shares of beneficial interest of Gold/Resources Fund and

         U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Form of certificate of shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); Forms of certificates of shares of beneficial interest of the Short-Term World Income Fund-C and International Growth Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of Class B shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No.
         26); Form of certificate of Class A and Class B shares of beneficial interest of Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 26); Form of certificate of Class B shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 29); Certificate of Class A shares of beneficial interest of the World Income Fund; Form of certificate of Class A and Class B shares of beneficial interest of Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 30); Form of certificate of Class A and Class C shares of beneficial interest of Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 33); Form of certificate of Class A and Class C shares of beneficial interest of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 35); Form of certificate of Class B shares of beneficial interest of Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 39); and Form of certificate of Class A and Class B shares of beneficial interest of Asia Select Portfolio (incorporated by reference to Post-Effective Amendment No. 41).

(4)(b) Instruments defining rights of security holders (See Exhibit (1) above).

(5)(a) Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(5)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6)

(5)(c) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23).

(5)(d) Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 31).

(5)(e) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); and. Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 34)

(5)(f) Advisory Agreement between Van Eck Associates Corporation and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(5)(g) Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37); and Form of Letter Agreement adding Asia Select Portfolios (incorporated by reference to Post-Effective Amendment No. 41).

(5)(h) Sub-Advisory Agreement among Fiduciary International, Inc., Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 27).

(5)(i) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Global Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(5)(j) Letter Agreement to add Global Emerging Markets Fund (to be filed by amendment).

(5)(k)   Form of Sub-Advisory Agreement among Peregrine Asset Management (Hong
         Kong) Limited, Van Eck Associates Corporation and Van Eck Funds with respect to Global Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No.46).

(6)(a) Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(6)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); and Letter Agreement to add Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23)

(6)(c) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); Letter Agreement to add Gold/Resources Fund-C, International Investors Gold Fund-C, Global SmallCap Fund-C and Asia Infrastructure Fund-C (incorporated by reference to Post-Effective Amendment No.
           34); Letter Agreement to add Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36); Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37); Form of Letter Agreement adding Asia Select Portfolios (incorporated by reference to Post-Effective Amendment No. 41); and Form of Letter Agreement adding Core International Index Fund (incorporated by reference to Post-Effective Amendment No. 42)

(6)(d) Amendment to Form of Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 9).

(6)(e) Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 12).

(6)(f) Letter Agreement to add Global Emerging Markets Fund (to be filed by amendment).

(7) Form of Deferred Compensation Plan (incorporated by reference to Post-Effective Amendment No. 40).

(8)(a) Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(8)(a)(1) Form of Custody Agreement between the Van Eck Funds and Bankers Trust Company (incorporated by reference to Post-Effective Amendment No.
           20).

(8)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); and Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6).

(8)(c) Form of Custody Agreement between the Van Eck Funds and The Chase Manhattan Bank (incorporated by reference to Post-Effective Amendment No. 41).

(9)(a) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. utilized by World Income Fund, and Forms of Procedural Agreement, Customer Agreement and Safe Keeping Agreement with Morgan Stanley & Co. utilized by World Income Fund (incorporated by reference to Post-Effective Amendment No. 9).

(9)(b) Commodity Customer's Agreement between World Income Fund and Morgan Stanley & Co. (incorporated by reference to Post-Effective Amendment No. 10 ).


(9)(c) Agreement and Plan of Redomicile and Reorganization between the Trust and International Investors Incorporated respecting the reorganization of International Investors Incorporated into the Trust as its fifth series, International Investors. (incorporated by reference to Post-Effective Amendment No. 17).

(9)(d) Form of Accounting and Administrative Services Agreement with respect to Asia Dynasty Fund (Incorporated by reference to Post-effective Amendment No. 23).

(9)(e) Accounting and Administrative Services Agreement with respect to Global Balanced Fund (incorporated by reference to Post-effective Amendment No. 31).

(9)(f) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-effective Amendment No. 31) and Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-effective Amendment No. 34). Letter Agreement to add Global Hard Assets

           Fund (incorporated by reference to Post-effective Amendment No. 36). Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-effective Amendment No. 37).

(9)(g) Form of Accounting and Administrative Services Agreement with respect to Global Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 36).
(9)(h) Letter Agreement to add Global Emerging Markets Fund (to be filed by amendment).

(10) Opinion of Goodwin, Procter & Hoar, including consent, with regard to World Trends Fund (incorporated by reference to Pre-Effective Amendment No. 1); Opinion Of Fund (incorporated by reference to Post-Effective Amendment No. 1); Opinion of Goodwin, Procter & Hoar with regard to World Income Fund (incorporated by reference to Post-Effective Amendment No. 7); Opinion of Goodwin, Procter & Hoar and consent with regard to International Investors (incorporated by reference to Post-Effective Amendment No. 17); Opinion of Goodwin, Procter and Hoar with regard to Asia Dynasty Fund (incorporated by reference to Post-effective Amendment No. 24); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class B shares of Asia Dynasty Fund and with respect to the issuance of Class A and Class B shares of Global Balanced Fund (incorporated by reference to Post-effective Amendment No. 27); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class A and Class B shares of Asia Infrastructure Fund and Global SmallCap Fund (incorporated by reference to Post-effective Amendment No. 31) and Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Global Hard Assets Fund (incorporated by reference to Post-effective Amendment No. 36). Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37). Opinion of Goodwin, Proctor & Hoar including consent, with regard to the issuance of Class B shares of Asia Infrastructure Fund, Golf Opportunity Fund and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 40).

(10)(a) Opinion of Goodwin, Procter & Hoar, on Asia Sector Portfolios and Core International Index Fund.

(10)(b) Opinion of Goodwin, Procter & Hoar, with respect to issuance of Class A, Class B and Class C shares of Global Emerging Markets Fund (to be filed by amendment).

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Not Applicable.

(14)(a) Forms of prototype "Keogh" and 403(b)(7) Plans utilized by registrant (incorporated by reference to Post-Effective Amendment No. 10).

(14)(b) Registrant's revised form of IRA Plan (incorporated by reference to Post-Effective Amendment No. 10).

(14)(c) Registrant's form of Simplified Employee Plan (incorporated by reference to Post-Effective Amendment No. 10).

(14)(d) Amendments to the Retirement Plan for Self-Employed Individuals, Partnerships and Corporation using shares of Van Eck Funds and International Investors Incorporated; Profit Sharing Plan Adoption Agreement. (incorporated by reference to Post-Effective Amendment No.
           14).

(15)(a) Plan of Distribution with respect to International Growth Fund and Asia Dynasty Fund Incorporated by reference to Post-Effective Amendment No. 23). Form of Plan of Distribution with respect to Class B shares of Asia Dynasty Fund (Incorporated by reference to Post-Effective Amendment No. 25). Form of Plan of Distribution with respect to Global Balanced Fund (Class A and B) and World Income Fund (Class B) (incorporated by reference to Post-Effective Amendment No.
           26). Letter Agreement to add Global SmallCap Fund (Class A) and Asia Infrastructure Fund (Class A) (incorporated by reference to Gold/Resources Fund (Class C), International Investors Gold Fund (Class C), Global (Class A) (incorporated by reference to Post-Effective Amendment No. 36). Form of Letter Agreement to add Gold Opportunity Fund (Class A and Class C) and Letter Agreement to add Global Hard Assets Fund (Class C) (incorporated by reference to Post-Effective Amendment No. 37. Form of Plan of Distribution with respect to Asia Infrastructure Fund (Class B), Global Hard Assets Fund (Class
           B) and Gold Opportunity Fund

           (Class B) (incorporated by reference to Post-Effective Amendment No.
           39). Form of Letter Agreement to add Asia Select Portfolios (incorporated by reference to Post-Effective Amendment No. 41).

(15)(b) Letter Agreement to add Global Emerging Markets Fund (Class A/Class B/Class C) (to be filed by amendment).

(16)       Not applicable.

(17)       Not applicable.

(18) Power of Attorney (incorporated by reference from Post-Effective Amendment No. 5).

(19)       Form of plan entered into pursuant to Rule 18f-3.

ITEM 25. Persons controlled by or under common control with Registrant

Not Applicable.

ITEM 26. Number of Holders of Securities

Set forth below are the number of Record Holders as of September 30, 1996 of each series of the Registrant:

           TITLE                                 NUMBER OF RECORD HOLDERS
           -----                                 ------------------------
                                           CLASS A      CLASS B       CLASS C
                                           -------      -------       -------
           Global Balanced Fund.....         2,759         321           ---
           Asia Dynasty Fund........         3,978       1,263           ---
           Asia Infrastructure Fund.           201           9           ---
           International Investors
            Gold Fund...............        49,783         ---           143
           Gold/Resources Fund......        17,201         ---           ---
           Global Income Fund.......         5,473         ---           ---
           Gold Opportunity Fund....           713          16            66
           Global Hard Assets Fund..           643          48           120
           U.S. Government Money
            Fund.................... 1,859 Holders
           Asia Select Financial Ser-
            vices Portfolio.........           ---         ---           ---
           Asia Select Property
            Portfolio...............           ---         ---           ---
           Asia Select Utilities
            Portfolio...............           ---         ---           ---
           Global Emerging Markets
            Fund....................           ---         ---           ---

ITEM 27. Indemnification

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and other Connections of Investment Adviser

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29. Principal Underwriters

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Worldwide Insurance Trust and Peregrine Funds.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

NAME AND PRINCIPAL                          POSITION AND OFFICES                            POSITION AND OFFICE
BUSINESS ADDRESS                              WITH UNDERWRITER                                WITH REGISTRANT
------------------                          --------------------                            -------------------
John C. van Eck       Chairman                                                          Chairman and President
 99 Park Avenue
 New York, NY 10016
Philip De Feo         President and Chief Executive Officer                             None
 99 Park Avenue
 New York, NY 10016
Jan van Eck           Director and Executive Vice President                             None
 99 Park Avenue
 New York, NY 10016
Sigrid S. van Eck     Director, Vice President and Assistant Treasurer                  None
 270 River Road
 Briarcliff Manor,
 NY
Fred M. van Eck       Director                                                          Trustee
 99 Park Avenue
 New York, NY 10016
Derek van Eck         Director                                                          Executive Vice President
 99 Park Avenue
 New York, NY 10016
Michael G. Doorley    Vice President, Treasurer, Controller and Chief Financial Officer Vice President
 99 Park Avenue
 New York, NY 10016
Thaddeus Leszczynski  Vice President, General Counsel and Secretary                     Vice President and Secretary
 99 Park Avenue
 New York, NY 10016
Stephen Ilnitzki      Chief Operating Officer                                           Vice President
 99 Park Avenue
 New York, New York
Bruce J. Smith        Senior Managing Director, Portfolio Accounting                    Vice President and Treasurer
 99 Park Avenue
 New York, NY 10016
Joseph P. DiMaggio    None                                                              Controller
 99 Park Avenue
 New York, NY
Susan C. Lashley      Managing Director, Operations                                     Vice President
 99 Park Avenue
 New York, NY 10016
Keith Fletcher        Senior Managing Director and Chief Marketing Officer              None
 99 Park Avenue
 New York, NY 10016
Robin Kunhardt        Director, Product Management                                      None
 99 Park Avenue
 New York, NY 10016

(c) Not Applicable

ITEM 30. Location of Accounts and Records

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder.

      ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
        REFERENCE TO SPECIFIC SUBSECTION OF
             17 CFR 270 31A-1 TO 31A-3                 PERSON IN POSSESSION AND ADDRESS
      ---------------------------------------          --------------------------------
                 31a-1(b)(1)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(2)(i)                 Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(2)(ii)                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(2)(iii)               Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(2)(iv)                DST Systems, Inc.
                                                21 West Tenth Street
                                                Kansas City, Missouri 64105
                 31a-1(b)(3)                    Not Applicable
                 31a-1(b)(4)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(5)                    Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Peregrine Asset Management (Hong Kong) Limited
                                                17/F, New World Tower
                                                16-18 Queen's Road Central
                                                Hong Kong
                 31a-1(b)(6)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(7)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                 31a-1(b)(8)                    Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

      ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
        REFERENCE TO SPECIFIC SUBSECTION OF
             17 CFR 270 31A-1 TO 31A-3                 PERSON IN POSSESSION AND ADDRESS
      ---------------------------------------          --------------------------------
                   31a-1(b)(9)                  Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Peregrine Asset Management (Hong Kong) Limited
                                                17/F, New World Tower
                                                16-18 Queen's Road Central
                                                Hong Kong
                   31a-1(b)(10)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Peregrine Asset Management (Hong Kong) Limited
                                                17/F, New World Tower
                                                16-18 Queen's Road Central
                                                Hong Kong
                   31a-1(b)(11)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Peregrine Asset Management (Hong Kong) Limited
                                                17/F, New World Tower
                                                16-18 Queen's Road Central
                                                Hong Kong
                   31a-1(b)(12)                 Fiduciary International, Inc.
                                                Two World Trade Center
                                                New York, New York 10048
                                                Peregrine Asset Management (Hong Kong) Limited
                                                17/F, New World Tower
                                                16-18 Queen's Road Central
                                                Hong Kong
                                                Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(c)                     Not Applicable
                   31a-1(d)                     Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016
                   31a-1(e)                     Not Applicable
                   31a-1(f)                     Van Eck Associates Corporation
                                                99 Park Avenue
                                                New York, NY 10016

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 1st day of November, 1996.


                                    VAN ECK FUNDS


                                    By: /s/ John C. van Eck
                                        ----------------------------------
                                        John C. van Eck, President and CEO


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                       Title                      Date

/s/ John C. van Eck
___________________       President, Chairman              11/1/96
John C. van Eck           and Chief Exec. Officer

/s/ Bruce J. Smith
___________________       Vice President and               11/1/96
Bruce J. Smith            Treasurer

/s/ Jeremy Biggs*
___________________       Trustee                          11/1/96
Jeremy Biggs

/s/ Richard Cowell*
___________________       Trustee                          11/1/96
Richard Cowell

/s/ Wesley G. McCain*
___________________       Trustee                          11/1/96
Wesley G. McCain

/s/ Ralph F. Peters*
___________________       Trustee                          11/1/96
Ralph F. Peters

/s/ David J. Olderman*
___________________       Trustee                          11/1/96
David J. Olderman

/s/ Richard Stamberger*
_______________________             Trustee              11/1/96
Richard Stamberger

/s/ Fred M. van Eck*
_______________________             Trustee              11/1/96
Fred M. van Eck

/s/ John C. van Eck
_________________________

*Executed on behalf of Trustee by John C. van Eck, attorney-in-fact.